Business Combination (Table)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Proceeds From Business Combination
The following table summarizes the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

FSDC II Trust Account balance	$201,266
Less: Redemptions	(2,440)
Proceeds from PIPE Investment	75,000
Less: Underwriting fees and other offering costs paid prior to December 31, 2021	(16,075)
Less: Non-cash net assets assumed from FSDC II	107

Proceeds from Business Combination, net of offering costs paid	257,858
Less: Other offering costs included in accounts payable and accrued expenses	(397)

Net proceeds from the Business Combination	$257,461

Schedule of Consummation of Business Combination
The following table su
m
marizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination:

FSDC II shares issued through the Business Combination, net of redemption	25,514,761
Shares issued pursuant to the PIPE Investment	7,500,000

Business Combination and PIPE Investment shares	33,014,761
Conversion of Old Pardes preferred stock for common stock	19,601,193
Conversion of Old Pardes common stock for common stock	9,763,042

Total shares of New Pardes common stock issued immediately following the Business Combination	62,378,996
Less: shares of restricted stock subject to the right of repurchase	(5,613,463)

Total shares of New Pardes common stock outstanding immediately following the Business Combination	56,765,533